Notes Receivable, Net (Details) - Schedule of Allowance for Expected Credit Losses - Notes Receivable [Member]	12 Months Ended
Dec. 31, 2023 USD ($)
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance at beginning of year
Allowance for expected credit losses	69,581
Foreign translation adjustment	180
Balance at end of year	$ 69,761